Investment in subsidiaries	6 Months Ended
Jun. 30, 2025
Investment in subsidiaries
Investment in subsidiaries

10.Investment in subsidiaries

Set out below are the summarised financial information for the Group’s subsidiaries, BW LPG India Pte. Ltd. (“BW LPG India”) and BW LPG Product Services Pte. Ltd (“BW Product Services”), which have non-controlling interests that are material to the Group. These are presented before inter-company eliminations.

Summarised balance sheet:

	BW LPG India		BW Product Services
	30 June	31 December	30 June	31 December
	2025	2024	2025	2024
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	130,407	63,581	415,977	417,096
Includes
Cash and cash equivalents	103,485	19,443	96,139	175,882
Non-current assets	253,926	278,287	80,450	92,115

Liabilities
Current liabilities	56,656	28,371	396,995	328,769
Includes
Borrowings	50,646	23,927	122,835	137,425
Non-current liabilities (Borrowings)	38,305	76,443	40,951	50,748
Net assets	289,372	237,054	58,481	129,694

10.Investment in subsidiaries (continued)

Summarised statement of comprehensive income:

	BW LPG India		BW Product Services
	Q2 2025	Q2 2024	Q2 2025	Q2 2024
	US$’000	US$’000	US$’000	US$,000

TCE income – Shipping	30,734	30,578	—	—
Revenue from Product Services	—	—	821,927	628,469
Cost of cargo and delivery expenses	—	—	(796,674)	(596,853)
Vessel operating expense	(4,982)	(5,663)	—	—
Depreciation and amortisation	(7,519)	(8,778)	(10,428)	(7,128)
Finance expense	(958)	(2,767)	621	587
Other expenses – net	(1,425)	(1,364)	(9,825)	(9,332)
Net profit after tax	15,850	12,006	5,621	15,743

Other comprehensive loss (currency translation effects)	—	—	85	396
Total comprehensive income	15,850	12,006	5,706	16,139
Total comprehensive income allocated to non-controlling interests	7,545	5,715	997	2,421

	BW LPG India		BW Product Services
	H1 2025	H1 2024	H1 2025	H1 2024
	US$’000	US$’000	US$’000	US$,000
TCE income – Shipping	62,417	60,035	—	—
Revenue from Product Services	—	—	1,442,609	1,390,410
Cost of cargo and delivery expenses	—	—	(1,410,093)	(1,317,698)
Vessel operating expense	(9,855)	(11,813)	—	—
Depreciation and amortisation	(15,837)	(18,039)	(21,328)	(15,003)
Gain on disposal of vessels	32,051	—	—	—
Finance (expense)/income - net	(2,298)	(5,066)	544	96
Other expenses – net	(3,074)	(3,253)	(18,564)	(21,060)
Net profit after tax	63,404	21,864	(6,832)	36,745

Other comprehensive income/ (loss) (currency translation effects)	—	—	1,281	(438)
Total comprehensive income	63,404	21,864	(5,551)	36,307
Total comprehensive income allocated to non-controlling interests	30,180	10,407	(939)	5,446